FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/99  (b)

Is this a transition report? (Y or N):  N
                                       ---
Is this an amendment to a previous filing? (Y or N): N
                                                    ---

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A)  Registrant Name: Phoenix Home Life Variable Accumulation
Account
     B)  File Number:      811-3488
     C)  Telephone Number: (860) 403-6144

2.   A)  Street: One American Row
     B)  City: Hartford       C) State: CT  D) Zip Code: 06115
Zip Ext.:
     E)  Foreign Country:                      Foreign Postal
Code:

3.   Is this the first filing on this form by the Registrant? (Y
or N)   N

-----

4.   Is this the last filing on this form by the Registrant? (Y or
N)    N

-----

5. Is Registrant a small business investment company (SBIC)? (Y or N) N

-----
     (If answer is "Y" (Yes), complete only items 89 through 110.)

6.   Is Registrant a unit investment trust (UIT)? (Y or N)
Y

-----
     (If answer is "Y" (Yes), complete only items 111 through 132.)

7. A) Is Registrant a series or multiple portfolio company? (Y or N) N

-----
         (If answer is "N" (No), go to item 8.)

     B) How many separate series or portfolios did Registrant have at the end of the period?

-----

SCREEN NUMBER: 01                 PAGE NUMBER: 01
SEC2100(5/90)

							If filing more than one
                                                Page 47, "X" box:
|_|

For period ending  12-31-99
                  ------------
File number 811-   3488
                  ------------

111. 	A. |_| Depositor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal Code:

111.	A. |_| Depositor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal Code:


112.	A. |_| Sponsor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:  	|_| Foreign Country:			Foreign
Postal Code:

112.	A. |_| Sponsor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal Code:













SCREEN NUMBER: 55                 PAGE NUMBER: 47
SEC2100(5/90)


						If filing more than one
								Page 48, "X" box:    |_|
For period ending  12-31-99
                  ------------
File number 811-   3488
                  ------------


113.	A. |_| Trustee Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal Code:

113.	A. |_| Trustee Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal Code:


114.	A. |_| Principal Underwriter Name: Phoenix Equity Planning
Corp.
	B. |_| File Number (If any): 8-45491
	C. |_| City:	Enfield	State: CT	Zip Code: 06083	Zip
Ext.: 2200
	|_| Foreign Country:			Foreign Postal Code:

114.	A. |_| Principal Underwriter Name:
	B. |_| File Number (If any):
	C. |_| City:		State:	Zip Code:		Zip Ext.:
	|_| Foreign Country:			Foreign Postal Code:


115.	A. |_| Independent Public Account Name:
PricewaterhouseCoopers LLP
	B. |_| City:	Hartford	State: CT	Zip Code: 06103	Zip
Ext.:
  	|_| Foreign Country:			Foreign Postal Code:

115.	A. |_| Independent Public Account Name:
	B. |_| City:			State: 	Zip Code: 		Zip
Ext.:
  	|_| Foreign Country:			Foreign Postal Code:





SCREEN NUMBER: 56                 PAGE NUMBER: 48
SEC2100(5/90)

                                                 If filing more
than one
                                           Page 49, "X" box:
|_|

For period ending  12-31-99
                  ------------
File number 811-   3488
                  ------------

116. Family of investment companies information:

     A. |_| Is Registrant part of a family of investment companies? Y

---

Y/N

     B.  |_| Identify the family in 10 letters:  P H O E N I X - I
P
                                                 - - - - - - - - -
-
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation
                is for purposes of this form only.)

117 A. |_| Is Registrant a separate account of an insurance company? Y

---

Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. |_| Variable annuity contracts? (Y/N)
N

---

Y/N

     C. |_| Scheduled premium variable life contracts? (Y/N)
N

---

Y/N

     D. |_| Flexible premium variable life contracts? (Y/N)
N

---

Y/N

     E. |_| Other types of insurance products registered under the Securities Act of 1933? (Y/N)
N

---

Y/N

118. |_| State the number of series existing at the end of the
         period that had securities registered under the
Securities
         Act of 1933
93

----

119. |_| State the number of new series for which registration
         statements under the Securities Act of 1933 became
         effective during the period
21

----

120. |_| State the total value of portfolio securities on the date of deposit for the new series included in item 119
($000's
         omitted)
$33,430

------

121. |_| State the number of series for which a current prospectus was in existence at the end of the period
93

----

122. |_| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

----


SCREEN NUMBER: 57                 PAGE NUMBER: 49
SEC2100(5/90)

                                                 If filing more
than one
                                                 Page 50, "X" box:
|_|

For period ending  12-31-99
                  ------------
File number 811-   3488
                  ------------


123. |_| State the total value of additional units considered in answering item 119 ($000's omitted)
$

----

124. |_| State the total value of units of prior series that were
         placed in the portfolios of subsequent series during the
current
         period (the value of these units is to be measured on the
date
         they were placed in the subsequent series) ($000's
omitted)      $

----

125. |_| State the total dollar amount of sales loads collected (before allowances to other brokers or dealers) by
Registrant's
         principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
$

---

126. Of the amount shown in item 125, state the total dollar amount of
     sales loads collected from secondary market operations in
Registrant's
     units (include the sales loads, if any, collected on units of a prior
     series placed in the portfolio of a subsequent series.)
($000's      $
     omitted)
----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
     NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
(excluding
     distributions of realized gains, if any):

                                      Number of  Total Assets
Total Income
                                      Series     ($000's
Distributions
                                     Investing   omitted) ($000's
omitted)
                                    ---------    -------- --------
--------

A.   U.S. Treasury direct issue                      $
$
                                          --------    ---------
--------

B.   U.S. Government agency                          $
$
                                          --------    ---------
--------

C.   State or municipal tax-free                     $
$
                                          --------    ---------
--------

D.   Public utility debt                             $
$
                                          --------    ---------
--------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                     $
$
                                          --------    ---------
--------

F.   All other corporate intermed. &
     long-term debt                                  $
$
                                          --------    ---------
--------

G.   All other corporate short-term debt             $
$
                                          --------    ---------
--------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                         $
$
                                          --------    ---------
--------

I.   Investment company equity
     securities                                      $
$
                                          --------    ---------
--------

J.   All other equity securities                93   $3,289,045
$   6,897
                                          --------    ---------
--------

K.   Other securities                                $
$
                                          --------    ---------
--------

L.   Total assets of all series of
     registrant                                      $
$
                                          --------    ---------
--------

SCREEN NUMBER: 58                 PAGE NUMBER: 50
SEC2100(5/90)

                                                 If filing more
than one
                                                 Page 51, "X" box:
|_|

For period ending  12-31-99
                  ------------
File number 811-   3488
                  ------------


128. |_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series
         at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
N

---

Y/N
         (If answer is "N" (No), go to item 131.)

129. |_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

---

Y/N
         (If answer is "N" (No), go to item 131.)

130. |_| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

---

Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
$ 9,490

------

132 |_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------

         811-          811-          811-          811-
811-
             --------      --------      --------      --------
--------


SCREEN NUMBER: 59                 PAGE NUMBER: 51
SEC2100(5/90)

[LETTERHEAD] Phoenix Home Life Mutual Insurance Company

[LOGO] PHOENIX                               MICHAEL D. MARSHALL,
CLU, ChFC
                                             Second Vice President
                                             Variable Products
Operations


SIGNATURE PAGE

This report is signed on behalf of the registrant in the City of Hartford and
State of Connecticut on the 29th day of February, 2000.




                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                 -----------------------------------------------
                                   Registrant


Witness /s/Dorothy H. Benedetti
       -----------------------------------------------

By: /s/Michael Marshall
   ---------------------------------------------------
   Michael Marshall
   Second Vice President
   Variable Products Operations